Note 6 - Stock-based Compensation - Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Weighted average risk-free interest rates	4.34%	4.50%	3.80%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of option (in yrs) (Year)	7 years	7 years	7 years
Expected volatility	200.00%	179.30%	204.20%